As filed with the Securities and Exchange Commission on July 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.0%
		Internet - Commerce - 9.0%
900		Amazon.com, Inc. *	$895,158
45,000		E*TRADE Financial Corp. *	1,557,450
24,249		Reis, Inc.	458,306
20,375		Zillow Group, Inc. - Class C *	886,720
			3,797,634
		Internet - Infrastructure - 50.5%
17,800		Apple Computer, Inc.	2,719,128
329,000		Bazaarvoice Inc. *	1,496,950
15,900		CEVA, Inc. *	671,775
948,200		Digital Turbine Inc. *	1,052,502
194,900		Hortonworks Inc. *	2,408,964
125,740		I.D. Systems, Inc. *	831,141
84,046		Immersion Corp. *	714,391
23,400		Liberty Global plc - Class C *^	490,464
11,331		LogMeIn, Inc.	1,257,741
253,009		Mitek Systems, Inc. *	1,973,470
674,000		Netlist, Inc. *	869,460
166,397		Numerex Corp. - Class A *	687,220
21,500		Paylocity Holding Corp. *	1,007,275
280,000		Radisys Corp. *	1,055,600
12,500		Red Hat, Inc. *	1,119,625
12,700		Salesforce.com, Inc. *	1,138,428
35,700		Twilio Inc. - Class A *	867,867
220,000		USA Technologies, Inc. *	1,023,000
			21,385,001
		Internet - Media - 40.5%
2,600		Alphabet, Inc. - Class C *	2,508,636
17,000		Facebook, Inc. - Class A *	2,574,820
179,900		Pandora Media, Inc. *	1,601,110
16,460		SINA Corp. *^	1,612,586
30,000		Tencent Holdings Ltd. HK (a)	1,031,021
43,800		TripAdvisor, Inc. *	1,686,738
128,000		Twitter, Inc. *	2,344,960
31,000		WebMD Health Corp. *	1,735,380
73,750		Yelp Inc. *	2,059,100
			17,154,351
		TOTAL COMMON STOCKS (Cost $30,183,673)	42,336,986

		SHORT TERM INVESTMENT - 2.3%
		Money Market Fund - 2.3%
989,089		Fidelity Government Portfolio-Class I, 0.64% (b)	989,089
		TOTAL SHORT TERM INVESTMENT (Cost $989,089)	989,089

		TOTAL INVESTMENTS (Cost $31,172,762) - 102.3%	43,326,075
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(968,906)
		TOTAL NET ASSETS - 100.0%	$42,357,169

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 Security.
	(b)	7 day yield.
	HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$3,797,634	$-	$-	$3,797,634
Internet - Infrastructure	21,385,001	-	-	21,385,001
Internet - Media	16,123,330	1,031,021	-	17,154,351
Total Common Stock	41,305,965	1,031,021	-	42,336,986

Short Term Investment
Money Market Fund	989,089	-	-	989,089

Total Investments in Securities	$42,295,054	$1,031,021	$-	$43,326,075

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Biotech & Pharmaceuticals - 10.6%
142,546	Codexis, Inc. *	$570,184
13,100	Esperion Therapeutics, Inc. *	419,462
2,600	Intercept Pharmaceuticals, Inc. *	290,940
18,150	Omeros Corp. *	274,246
		1,554,832
	Cable/Satellite TV - 1.1%
7,900	Liberty Global plc - Class C *^	165,584

	Chemicals - 1.8%
124,706	BioAmber Inc. *	259,388

	Energy-Exploration & Production - 14.5%
4,200	Arch Coal, Inc -Class A	297,234
17,800	Carrizo Oil & Gas, Inc. *	390,532
58,124	Energy Recovery Inc. *	441,161
50,600	Oasis Petroleum Inc. *	493,856
39,000	Ring Energy Inc. *	506,220
		2,129,003
	Financial - 7.0%
6,400	Banco Latinoamericano de Comercio Exterior SA ^	172,800
15,000	Entegra Financial Corp. *	356,250
20,686	First Northwest Bancorp *	337,596
10,800	MidSouth Bancorp, Inc.	153,900
		1,020,546
	Industrial - 9.4%
81,000	Aspen Aerogels, Inc. *	366,120
6,100	MasTec, Inc. *	258,640
12,200	NV5 Global, Inc. *	447,740
5,800	XPO Logistics, Inc. *	305,080
		1,377,580
	Machinery - 2.6%
2,700	The Toro Co.	184,923
1,600	WABCO Holdings Inc. *	194,912
		379,835
	Medical Devices - 3.3%
13,200	Intersect ENT, Inc. *	333,960
76,560	TearLab Corp. *	150,823
		484,783
	Retail & Restaurants - 8.6%
7,900	BJ's Restaurants Inc. *	353,920
6,400	Chuy's Holdings Inc. *	172,160
12,600	El Pollo Loco Holdings, Inc. *	171,990
52,500	Tilly's Inc. - Class A	553,875
		1,251,945
	Technology-Hardware - 1.6%
5,500	CEVA, Inc. *	232,375

		Technology-Software & Services - 38.5%
116,400		Bazaarvoice Inc. *	529,620
70,000		Hortonworks Inc. *	865,200
29,329		Immersion Corp. *	249,297
3,925		LogMeIn, Inc.	435,675
63,709		Numerex Corp. - Class A *	263,118
63,200		Pandora Media, Inc. *	562,480
7,400		Paylocity Holding Corp. *	346,690
9,221		Reis, Inc.	174,277
5,960		SINA Corp. *^	583,901
12,600		Twilio Inc. - Class A*	306,306
10,800		WebMD Health Corp. *	604,584
25,650		Yelp Inc. *	716,148
			5,637,296
		TOTAL COMMON STOCKS (Cost $14,263,022)	14,493,167

		WARRANT - 0.0%
127,500		TearLab Corp. *(a)	–
		TOTAL WARRANT (Cost $0)	–

		SHORT TERM INVESTMENT - 0.7%
		Money Market Fund - 0.7%
104,779		Fidelity Government Portfolio-Class I, 0.64% (b)	104,779
		TOTAL SHORT TERM INVESTMENT (Cost $104,779)	104,779

		TOTAL INVESTMENTS (Cost $14,367,801) - 99.7%	14,597,946
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	48,143
		TOTAL NET ASSETS - 100.0%	$14,646,089

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Fair Valued Security.
	(b)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$1,554,832	$-	$-	$1,554,832
Cable/Satellite TV	165,584	-	-	165,584
Chemicals	259,388	-	-	259,388
Energy-Exploration & Production	2,129,003	-	-	2,129,003
Financial	1,020,546	-	-	1,020,546
Industrial	929,840	-	-	929,840
Machinery	379,835	-	-	379,835
Medical Devices	484,783	-	-	484,783
Retail & Restaurants	1,251,945	-	-	1,251,945
Technology-Hardware	232,375	-	-	232,375
Technology-Software & Services	6,085,036	-	-	6,085,036
Total Common Stock	14,493,167	-	-	14,493,167

Warrant	-	-	-	-

Short Term Investment
Money Market Fund	104,779	-	-	104,779

Total Investments in Securities	$14,597,946	$-	$-	$14,597,946

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.2%
	Biotech & Pharmaceuticals - 15.0%
25,000	ChromaDex Corp. *	$82,000
71,006	Codexis, Inc. *	284,024
5,000	Esperion Therapeutics, Inc. *	160,100
47,389	Imprimis Pharmaceuticals, Inc. *	147,854
9,250	Omeros Corp. *	139,767
150,000	pSivida Corp. *	340,500
		1,154,245
	Chemicals - 1.6%
58,110	BioAmber Inc. *	120,869

	Energy-Exploration & Production - 3.0%
31,000	Energy Recovery Inc. *	235,290

	Financial - 5.5%
7,500	Entegra Financial Corp. *	178,125
10,522	First Northwest Bancorp *	171,719
5,000	MidSouth Bancorp, Inc.	71,250
		421,094
	Food & Beverages - 3.9%
39,513	Reed's, Inc. *	122,490
210,000	Senomyx, Inc. *	180,600
		303,090
	Industrial - 4.8%
46,000	Aspen Aerogels, Inc. *	207,920
2,100	NV5 Global, Inc. *	77,070
30,000	Real Industry, Inc. *	84,000
		368,990
	Medical Devices - 8.3%
49,660	iCAD, Inc. *	229,926
7,500	Intersect ENT, Inc. *	189,750
10,350	STAAR Surgical Co. *	94,702
65,900	TearLab Corp. *	129,823
		644,201
	Retail & Restaurants - 8.1%
3,500	BJ's Restaurants Inc. *	156,800
3,000	Chuy's Holdings Inc. *	80,700
6,000	El Pollo Loco Holdings, Inc. *	81,900
16,500	Jamba, Inc. *	116,325
18,000	Tilly's Inc. - Class A	189,900
		625,625
	Technology-Hardware - 9.4%
2,840	CEVA, Inc. *	119,990
80,200	Lantronix, Inc. *	196,490
165,700	Netlist, Inc. *	213,753
52,000	Radisys Corp. *	196,040
		726,273

		Technology-Software & Services - 37.6%
60,000		Bazaarvoice Inc. *	273,000
299,000		Digital Turbine Inc. *	331,890
33,600		Hortonworks Inc. *	415,296
41,599		I.D. Systems, Inc. *	274,969
12,793		Immersion Corp. *	108,741
31,000		IZEA Inc. *	75,330
43,825		Mitek Systems, Inc. *	341,835
31,247		Numerex Corp. - Class A *	129,050
4,549		Reis, Inc.	85,976
37,073		Sajan Inc. *	214,282
65,000		Staffing 360 Solutions, Inc. *	48,750
147,021		Top Image Systems Ltd. *^	201,419
85,000		USA Technologies, Inc. *	395,250
			2,895,788
		TOTAL COMMON STOCKS (Cost $8,570,961)	7,495,465

		WARRANT - 0.0%
97,500		TearLab Corp. *(a)	–
		TOTAL WARRANT (Cost $0)	–

		SHORT TERM INVESTMENT - 3.0%
		Money Market Fund - 3.0%
227,179		Fidelity Government Portfolio-Class I, 0.64% (b)	227,179
		TOTAL SHORT TERM INVESTMENT (Cost $227,179)	227,179

		TOTAL INVESTMENTS (Cost $8,798,140) - 100.2%	7,722,644
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(13,040)
		TOTAL NET ASSETS - 100.0%	$7,709,604

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Fair Valued Security.
	(b)	7-day yield.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the  Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2017:

	Level 1	Level 2		Total
Common Stock
Biotech & Pharmaceuticals	$1,154,245	$-	$-	$1,154,245
Chemicals	120,869	-	-	120,869
Energy-Exploration & Production	235,290	-	-	235,290
Financial	505,094	-	-	505,094
Food & Beverages	303,090	-	-	303,090
Industrial	207,920	-	-	207,920
Medical Devices	644,201	-	-	644,201
Retail & Restaurants	674,375	-	-	674,375
Technology-Hardware	726,273	-	-	726,273
Technology-Software & Services	2,924,108	-	-	2,924,108
Total Common Stock	7,495,465	-	-	7,495,465

Warrant	-	-	-	-

Short Term Investment
Money Market Fund	227,179	-	-	227,179

Total Investments in Securities	$7,722,644	$-	$-	$7,722,644

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$31,172,762
Gross unrealized appreciation	16,157,468
Gross unrealized depreciation	(4,004,155
Net unrealized appreciation	$12,153,313

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$14,367,801
Gross unrealized appreciation	3,051,960
Gross unrealized depreciation	(2,281,815)
Net unrealized appreciation	$230,145

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$8,798,140
Gross unrealized appreciation	1,416,560
Gross unrealized depreciation	(2,496,056)
Net unrealized appreciation	$(1,075,496)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   July 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   July 19, 2017

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer

Date   July 20, 2017